provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
provisions reconciliation
Balance at beginning of period	$ 878	$ 800
Additions	397	184
Reversals	(140)	(23)
Uses	(327)	(224)
Interest effects	176	160
Effects of foreign exchange, net	13	(19)
Balance at end of period	997	878
Current			$ 73
Non-current			924
Total	997	878	997
Differences of interest effect due to change in discount rates as compared to interest accretion on provisions	160	138
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	495	336
Additions		15
Reversals	(5)
Uses	(3)	(5)
Interest effects	174	149
Balance at end of period	661	495
Current			8
Non-current			653
Total	661	495	661
Employee-related
provisions reconciliation
Balance at beginning of period	64	88
Additions	48	64
Reversals	(1)
Uses	(69)	(88)
Balance at end of period	42	64
Current			36
Non-current			6
Total	42	64	42
Written put options and contingent consideration
provisions reconciliation
Balance at beginning of period	227	282
Additions	149	32
Reversals	(114)	(17)
Uses	(112)	(62)
Interest effects	2	11
Effects of foreign exchange, net	13	(19)
Balance at end of period	165	227
Non-current			165
Total	165	227	165
Other
provisions reconciliation
Balance at beginning of period	92	94
Additions	200	73
Reversals	(20)	(6)
Uses	(143)	(69)
Balance at end of period	129	92
Current			29
Non-current			100
Total	$ 129	$ 92	$ 129